                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               ---------------------------
Check here if Amendment [   ]; Amendment Number:
                                                  ------------
This Amendment  (Check only one.):           [   ] is a restatement.
                                             [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      BlackRock Advisors, Inc.
       ---------------------------------------------------------
Address:          100 Bellevue Parkway
             -----------------------------------------------------
                  Wilmington, DE  19809
----------------------------------------------------------------

-------------------------------------------------------------------------------
Form 13F File Number:   28-4295
                        --------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:        William J. Wykle
       ------------------------------------------------------------
Title:          Managing Director
        -------------------------------------------------------------
Phone:       (302) 797-2270
        -------------------------------------------------------------
Signature, Place, and Date of Signing:

  /s/ William J. Wykle     Wilmington, DE                  August 9, 2002
-----------------------    ----------------------          -------------------
[Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
             Form 13F File Number             Name
             28-5703                          BlackRock, Inc.
             -----------------------          ---------------------------------